CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES
Collection Period	Jul-07
Determination Date	8/10/2007
Distribution / Payment Date	8/15/2007

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance

Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,844,355,976.84	2,782,742,034.79
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,392,386,850.98	2,352,172,539.32
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	2,179,893,646.46	2,135,010,461.24

Discount Rate	10.000%
LIBOR	5.32%
					Ending
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor

CARAT Class A-1a	5.366%	315,000,000.00	204,853,671.29	170,785,711.43	0.5421769
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	65,032,911.52	54,217,686.16	0.5421769
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	2,161,143,582.81	2,116,260,397.59	0.9176169
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Overcollateralization		175,001,422.85	212,493,204.52	217,162,078.08	1.2409161

Total		2,500,008,486.50	2,392,386,850.98	2,352,172,539.32	0.9408658

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount

CARAT Class A-1a	34,067,959.87	916,037.33	108.1522535	2.9080550
CARAT Class A-1b	10,815,225.35	288,312.57	108.1522535	2.8831257
CARAT Class A-2a	—	787,500.00	0.0000000	4.5000000
CARAT Class A-2b	—	2,140,000.00	0.0000000	4.4583333
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,331,333.33	0.0000000	4.4833333
CARAT Class A-4	—	1,829,281.62	0.0000000	4.5166667
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	44,883,185.22	9,744,006.52	19.4614847	4.2250307

COLT 2007-SN1 Secured Notes	44,883,185.22	10,990,297.13	19.3045371	4.7269952
COLT

I. COLLECTIONS
Actual Lease Payments Received	47,433,137.07
Repurchased Contracts — Administrative	1,126,462.92
Repurchased Contracts — Warranty	—
Sale Proceeds — Early Terminations (Defaults)	2,093,350.96
Pull Ahead Payments — Actual	—
Sale Proceeds — Scheduled Terminations	11,097,547.62
Excess Wear and Excess Mileage Received	33,085.53
Other Recoveries Received	70,450.76
Payment Advance for Current Period	2,726,662.50
Residual Advance for Current Period	—
Pull Ahead Payment Advance	184,960.90
Prior Period Payment Ahead Applied to Current Period	834,096.06
COLT 2007-SN1 Reserve Account Draw	—

Total Collections	65,599,754.32

II. DISTRIBUTIONS
Total Collections	65,599,754.32
Less: Reimbursement of Payment Advance	4,348,724.94
Less: Reimbursement of Residual Advance	—
Less: Reimbursement of Pull Ahead Payment Advance	—
Less: Current Period Payment Ahead Received	1,390,235.61
Less: Basic COLT Servicing Fee	1,993,655.71
Less: Secured Note Interest Distributable Amount	10,990,297.13
Less: Secured Note Principal Distributable Amount	44,883,185.22
Less: COLT 2007-SN1 Reserve Account Deposit	—
Less: Excess to CARAT Following a CARAT Indenture Event of Default	—
Less: COLT Additional Servicing Fee	1,993,655.71

Excess to be Released to COLT, LLC	—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC	4,348,724.94

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

CARRYOVER SHORTFALL		per $1000
Secured Note Principal Carryover Shortfall	—	—
Secured Note Interest Carryover Shortfall	—	—

	—	—

CARAT
I. COLLECTIONS
Secured Note Interest Distributable Amount	10,990,297.13
Secured Note Principal Distributable Amount	44,883,185.22
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	55,873,482.35

II. DISTRIBUTIONS
Total Collections	55,873,482.35
Plus: Net Amount Due From Swap Counterparty	237,636.88
Less: CARAT Servicing Fee	18,165.78
Less: Net Amount Due to Swap Counterparty	—
Less: Noteholders’ Interest Distributable Amount	9,744,006.52
Less: Swap Termination Payment	—
Less: Noteholders’ Principal Distributable Amount	44,883,185.22
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificateholders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	1,465,761.70

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT
Beginning Balance of Payment Advance	10,535,515.93
Less: Reimbursement of Outstanding Payment Advance	4,348,724.94
Plus: Current Period Payment Advances	2,726,662.50

Ending Balance of Payment Advance	8,913,453.49

Beginning Balance of Residual Advance	—
Less: Reimbursement of Outstanding Residual Advance	—
Plus: Current Period Residual Advances	—

Ending Balance of Residual Advance	—

Beginning Balance of Pull Ahead Payment Advance	282,460.79
Less: Reimbursement of Outstanding Pull Ahead Payment Advance	—
Plus: Current Period Pull Ahead Payment Advances	184,960.90

Ending Balance of Pull Ahead Payment Advance	467,421.69

Beginning Balance of Payment Ahead Account	2,538,007.14
Less: Prior Period Payment Ahead Applied to Current Period	834,096.06
Plus: Current Period Payment Ahead Received	1,390,235.61

Ending Balance of Payment Ahead Account	3,094,146.69

COLT 2007-SN1 RESERVE ACCOUNT
Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Noteholders	—
Less: Reserve Account Draw Amount to Certificateholders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DELINQUENCIES
	# of Contracts	Amount
31-60 Days Delinquent	2,098	46,930,343.74
61-90 Days Delinquent	238	5,376,597.07
Over 90 Days Delinquent	34	748,254.73

Total	2,370	53,055,195.54

NET LOSSES ON EARLY TERM DEFAULTS
Aggregate ABS Value of Early Term Defaults	2,626,032.97
Less: Aggregate Sales Proceeds	2,093,350.96
Less: Excess Wear and Excess Mileage Received	456.00
Less: Other Recoveries	910.00

Current Period Net Losses on Early Term Defaults	531,316.01

Beginning Cumulative Net Losses on Early Term Defaults	214,453.31
Current Period Net Losses	531,316.01

Ending Cumulative Net Losses on Early Term Defaults	745,769.32

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC
Aggregate ABS Value of Returned Vehicles Sold by GMAC	10,412,380.66
Add: Reimbursement of Outstanding Residual Advance	—
Less: Aggregate Sales Proceeds	11,097,547.62
Less: Pull Ahead Payments	—
Less: Excess Wear and Excess Mileage Received	32,629.53
Less: Other Recoveries	69,540.76

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(787,337.25)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(2,376,053.89)
Current Period Net Losses/(Gains)	(787,337.25)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(3,163,391.14)

POOL STATISTICS
	Initial	Beginning of the Period	End of the Period
Number of Contracts	109,148	107,766	107,038
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.829%	5.829%
Weighted Average Original Term	38.29	38.25	38.24
Weighted Average Remaining Term	32.28	29.32	28.36

Number of Units Terminated during the Month Scheduled Terminated			476
Pull Ahead			88
Early Terminations Not Pull Ahead Not Default			49
Early Terminations Default			115

			728

Note: In July there were 107 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.

Prepayment Rate

Month	Prepayment Rate
1	0.35
2	0.37
3	0.45
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.